OPERATING LEASES - Operating Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessor, Lease, Description [Line Items]
Operating lease cost	$ 9,628	$ 8,951	$ 5,603
Variable lease cost	1,621	4,000	2,983
Total operating lease cost	11,249	12,951	$ 8,586
Vessels (excluding converted FSRU and FLNG)
Lessor, Lease, Description [Line Items]
Operating lease cost	$ 3,000	$ 3,800